Income Taxes - Schedule of Income (Loss) Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Provision for Income Taxes [Abstract]
Loss before provision for income taxes	$ (2,987,000)	$ 16,000	$ (5,580,000)	$ 36,000	$ (23,207)	$ (4,799)